Convertible Loans (As Restated) (Details) $ in Thousands	1 Months Ended			3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($)	Jul. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 GBP (£)	Nov. 18, 2021 shares
Debt
Proceeds from issuance of convertible loans						$ 16,115		$ 16,222	$ 16,222	$ 16,222	$ 25,222
Debt instrument redemption premium percentage of outstanding principal amount										100.00%
Convertible loan notes (Note 13)	$ 6,130			$ 8,809	$ 7,894	6,937		7,894	8,809	$ 0	6,130
Loss on issuance of convertible loan notes (Note 13)				0	20,666	33,301		53,967	53,967	53,967	16,036
Unamortized discount, noncurrent	20,700										20,700
Loss on extinguishment of convertible loan notes (Note 13)										25,598	0
Accretion expense										3,600	1,100
Derivative liability	39,780			92,262	97,808	126,063		97,808	92,262	0	39,780
(Gain) Loss in fair value of derivative liability				$ (3,268)	$ (42,033)	$ 56,902		$ 14,869	$ 11,601	$ (12,922)	$ 11,133
Equity Financing
Debt
Percentage of lowest price per share paid by investor										60.00%
Convertible Debt
Debt
Debt instrument, interest rate, stated percentage										8.00%		8.00%
Percentage of lowest price per share paid by investor										60.00%
Debt instrument, valuation cap | £												£ 206,500,000
Convertible Debt | Qualified Financing
Debt
Percentage of lowest price per share paid by investor										60.00%
Class of warrant or right, number of securities called by warrants or rights (shares) | shares													10,460,460
Convertible Debt | Non Qualified Financing
Debt
Percentage of lowest price per share paid by investor										60.00%
Convertible Debt | Convertible Loan Agreement
Debt
Proceeds from issuance of convertible loans	$ 14,100	$ 100	$ 12,600				$ 20,900
Accounts payables converted to long term debt							$ 4,800
Convertible Debt | December 2020 Convertible Loan Agreement
Debt
Beneficial conversion feature										$ 10,000
Derivative liability, fair value, gross liability										20,300
Debt instrument, unamortized discount										500
Derivative fair value compared to underlying liability										16,000
Convertible loan notes (Note 13)										0
Convertible Debt | January And April Convertible Loan Agreement
Debt
Beneficial conversion feature										31,300
Derivative liability, fair value, gross liability										42,600
Debt instrument, unamortized discount										1,000
Derivative fair value compared to underlying liability										54,000
Convertible loan notes (Note 13)										0
Convertible Debt | January 2021 Convertible Loan Agreement
Debt
Beneficial conversion feature										19,600
Convertible Debt | April 2021 Convertible Loan Agreement
Debt
Beneficial conversion feature										$ 11,700